J.P. MORGAN INVESTOR SERVICES CO.
                  Seaport Center, 70 Fargo Street, Suite 3 East
                        Boston, Massachusetts 02210-1950



VIA EDGAR
---------

August 31, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:   Touchstone Funds Group Trust
      File Nos. 33-70958 and 811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust (the "Trust"), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectuses dated August 9, 2011, for the Touchstone Merger Arbitrage Fund, a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on August 12, 2011 (Accession Number: 0001104659-11-046467).

If you have any questions about this matter please contact the undersigned at 513.878.4066.

TOUCHSTONE FUNDS GROUP TRUST


/s/ Jay S. Fitton
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Jay S. Fitton
Secretary